Investment property (Tables)	12 Months Ended
Dec. 31, 2020
Investment property [abstract]
Schedule of Detailed Information about Investment Property
Changes in the Group’s investment property in 2020 and 2019 were as follows:

	2020	2019
Beginning of the year	34,295	40,725
Net gain / (loss) from fair value adjustment (Note 8)	1,077	(325)
Reclassification to property, plant and equipment (i)	(3,127)	(4,816)
Exchange difference	(1,066)	(1,289)
End of the year	31,179	34,295
Fair value	31,179	34,295
Net book amount	31,179	34,295

(i) Relates with the expiration of contracts with third parties.